LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS - Balances of and Changes in Additional Liabilities Related to Insurance Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Net liability for additional liability	$ 669	$ 566
Weighted Average Interest Rate	5.50%	5.50%
Assessments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Revenue and Interest Accretion	$ 18	$ 16
Interest Accretion
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Revenue and Interest Accretion	3	2
Universal Life
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Net liability for additional liability	$ 58	$ 57
Weighted Average Interest Rate	5.50%	5.50%
Universal Life | Assessments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Revenue and Interest Accretion	$ 18	$ 16
Universal Life | Interest Accretion
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Revenue and Interest Accretion	3	2
Universal Life | Protection Solutions
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of the period	57	57
Beginning balance before AOCI adjustments	55	57
Effect of changes in interest rate and cash flow assumptions and model changes		1	$ (12)
Effect of actual variances from expected experience		(3)	(4)
Adjusted beginning of period balance		53	$ 41
Interest accrual	3	3
Net assessments collected	10	11
Benefit payments	0	0
Ending balance before shadow reserve adjustments	66	55
Effect of shadow reserve adjustment	(8)	2
Balance, end of the period	58	57
Net liability for additional liability	58	57
Effect of reserve adjustment recorded in AOCI	0	0
Net liability for additional liability, after reinsurance recoverable	$ 58	$ 57
Weighted-average duration of additional liability - death benefit (years)	28 years 4 months 24 days	29 years 2 months 12 days